Davis Global Fund
A Portfolio of Davis New York Venture Fund, Inc. Class/Ticker: A (DGFAX), B (DGFBX), C (DGFCX), Y (DGFYX)	Over 45 Years of Reliable Investing™
Summary Prospectus	March 1, 2017
Before you invest, you may want to review the Fund's prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund (including the Fund's statement of additional information and annual report), at no cost, online at www.davisfunds.com/prospectuses_and_forms/. You can also get this information, at no cost, by calling 1-800-279-0279 or by sending an e-mail request to dvsinvestor.services@dsaco.com. The Fund's prospectus and statement of additional information, each dated March 1, 2017, as amended and supplemented from time to time, are incorporated by reference into (legally made part of) this Summary Prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class" section of the Fund's prospectus on page 20 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 41.
Shareholder Fees (fees paid directly from your investment)	Class A shares	Class B shares	Class C shares	Class Y shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	0.50%*	4.00%	1.00%	None
Redemption Fee (as a percentage of total redemption proceeds on shares held 30 days or less)	2.00%	2.00%	2.00%	2.00%
*	Only applies if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A shares	Class B shares	Class C shares	Class Y shares
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.21%	1.00%	1.00%	0.00%
Other Expenses	0.21%	0.88%	0.22%	0.17%
Total Annual Operating Expenses	0.97%	2.43%	1.77%	0.72%
Less Fee Waiver or Expense Reimbursement(1)	0.00%	(0.13)%	0.00%	0.00%
Net Expenses	0.97%	2.30%	1.77%	0.72%
(1)
The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.30%; Class B shares, 2.30%; Class C shares, 2.30%; Class Y shares, 1.05%) until March 1, 2018. After that date, there is no assurance that the Adviser will continue to cap expenses. The expense cap cannot be terminated prior to March 1, 2018, without the consent of the Board of Directors.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you redeem your shares in:				If you did not redeem your shares in:
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$569	$769	$986	$1,608	$569	$769	$986	$1,608
Class B shares	646	1,058	1,496	2,231	246	758	1,296	2,231
Class C shares	280	557	959	2,084	180	557	959	2,084
Class Y shares	74	230	401	894	74	230	401	894
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies
Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis Global Fund's portfolio principally in common stocks (including indirect holdings of common stock through depositary receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium, or small companies without regard to market capitalization. The Fund will invest significantly (at least 40% of total assets under normal market conditions and at least 30% of total assets if market conditions are not deemed favorable) in issuers (i) organized or located outside of the U.S.; (ii) whose primary trading market is located outside the U.S.; or (iii) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. Under normal market conditions, the Fund will invest in issuers representing at least three different countries.
Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company-by-company basis. Davis Advisors' goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions or other purposes.
Principal Risks of Investing in Davis Global Fund
You may lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
The principal risks of investing in the Fund are:
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Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible and debt securities.

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Depositary Receipts Risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.

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Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets. These securities may be more volatile and less liquid, which may also make them more difficult to value, than securities issued in countries with developed economies.

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Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.

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Foreign Country Risk. Securities of foreign companies (including ADRs) may be subject to greater risk, as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.

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Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund's shares to decline.

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Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time and the company's stock may never recover or may become worthless.

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Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.

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Manager Risk. Poor security selection or focus on securities in a particular sector, category or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

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Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

▪	Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns, for the periods indicated, compare with those of the MSCI ACWI (All Country World Index), a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.
After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Calendar Year Total Returns for Class A Shares
(Sales loads are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown.)

Highest/Lowest quarterly results during the time period were:
Highest	32.48%	(quarter ended June 30, 2009)
Lowest	-22.95%	(quarter ended December 31, 2008)

Average Annual Total Returns (For the periods ended December 31, 2016, with maximum sales charge)	Past 1 Year	Past 5 Years	Past 10 Years
Class A shares return before taxes	5.07%	11.40%	3.82%
Class A shares return after taxes on distributions	5.07%	10.97%	3.61%
Class A shares return after taxes on distributions and sale of Fund shares	2.87%	9.05%	3.07%
Class B shares return before taxes	4.83%	10.75%	3.51%
Class C shares return before taxes	8.38%	11.50%	3.36%
Class Y shares return before taxes	10.61%	12.79%	3.08%*
MSCI ACWI (All Country World Index) reflects no deduction for fees, expenses or taxes	7.86%	9.36%	3.56%
*	This figure is for the life of the class, as of July 25, 2007.
Management
Investment Adviser. Davis Selected Advisers, L.P.
Sub-Adviser. Davis Selected Advisers–NY, Inc., a wholly-owned subsidiary of the Adviser.
Portfolio Manager. As of the date of this prospectus, the Portfolio Manager listed below manages a substantial majority of the Fund's assets and is primarily responsible for the day-to-day management of the Fund's portfolio.
Portfolio Manager	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Danton Goei	Since December 2004	Vice President, Davis Selected Advisers–NY, Inc.

Purchase and Sale of Fund Shares
Class B shares are no longer offered for new purchases. New Class B share account applications will be returned and any investments for existing Class B share accounts will be made in Class A shares of Davis Government Money Market Fund. Investors may continue to exchange Class B shares of other Davis Funds for Class B shares of Davis Global Fund and to exchange Davis Global Fund Class B shares for Class B shares of other Davis Funds.
	Class A and C shares	Class Y shares
Minimum Initial Investment	$1,000	$5,000,000
Minimum Additional Investment	25	25
You may sell (redeem) shares each day the New York Stock Exchange is open. Your transaction may be placed through your dealer or financial adviser, by writing to Davis Funds, P.O. Box 8406, Boston, MA 02266-8406, telephoning 1-800-279-0279 or accessing Davis Funds' website (www.davisfunds.com).
Tax Information
If the Fund earns income or realizes capital gains, it intends to make distributions that may be taxed as ordinary income, qualified dividend income or capital gains by federal, state and local authorities.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Davis Global Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Investment Company Act File No. 811-1701